Other Payables and Accruals	6 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
12.	OTHER PAYABLES AND ACCRUALS

	December 31, 2024	June 30, 2024
	RM	RM

Other payables	66,027	328
Accruals	1,390,298	1,129,689
	1,456,325	1,130,017

(a)	Other payables and accruals are classified as financial liabilities measured at amortised cost.

(b)	The maturity profile of the other payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.